Convertible debentures -net of discounts	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 11 – Convertible debentures - net of discounts and fees.

This table presents the positions on the outstanding notes at September 30, 2021 and December 31, 2020, respectively.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Balance September 30, 2021	Balance December 31, 2020
Power Up Lending Group Ltd	3-29-21	80,000	20,600	12%	26,720	-
Power Up Lending Group Ltd	5-25-21	48,750	13,987	12%	33,202	-
Oasis Capital	1-22-20	189,000	17,758	8%	113,380	150,553
Oasis Capital	9-1-18	150,000	-	8%	3,264	3,264
Oasis Capital	7-19-21	118,000	4,500	8%	49,500	-
Totals and balances		$585,750	$56,845		$226,066	$153,817

The Financial Accounting Standard ASC 815 Accounting for Derivative Instruments and Hedging Activities require that instruments with embedded derivative features be valued at their market values. The Black Scholes model was used to value the derivative liability for the nine months ended September 30, 2021 and the year ending December 31, 2020. This value includes the fair value of the shares that may be issued according to the contracts of the holders and valued according to our common share price at the time of acquisition.

As of September 1, 2018, the Company entered into an Equity Purchase Agreement with Oasis Capital, LLC, a Puerto Rico limited liability company (“Investor”) pursuant to which Investor agreed to purchase up to $5,000,000 of the Company’s common stock at a price equal to 85% of the market price at the time of purchase (“Put Shares”). The Company agreed to file a new registration statement to register for resale the Put Shares. The Registration Statement must be effective with the SEC before Investor is obligated to purchase any Put Shares. In addition, the Company [i] issued to Investor a one year $150,000 note which is convertible at a fixed price of $.01 per share as a commitment fee for its purchase of Put Shares and [ii] delivered to Investor a Registration Rights Agreement pursuant to which the Company agreed to register all Put Shares acquired under the Equity Purchase Agreement. During 2020, Investor converted $59,692 of principal of the Note and received 930,165,889 (post reverse 5,471,564) shares of common stock. During the twelve months ended December 31, 2020, the negotiated note balance was $3,264. The unpaid principal balance on the Note was $3,264 and $3,264 at September 30, 2021 and December 31, 2020, respectively.

As of January 21, 2020 (“Effective Date”), the Company issued to Oasis a $208,000 Promissory Note, net of a prorated original issue discount of $16,000 (“1/21/20 Note”). The Company received $34,000 (“First Tranche”) with four additional Tranches through December 31, 2020 totaling $85,000. There were three Tranches for the period of January 1, 2021 to February 19, 2021, totaling $70,000. Each Tranche matures nine months from the effective date of each such payment. The Company issued Warrants with each Tranche totaling [2,100,000] shares. Each Warrant expires five years from the date of issuance and is exercisable at a conversion price of 120% of the closing price on the trading day prior to the funding date of the respective Tranche. The Company also agreed to issue to Oasis 5,000,000 shares of common stock as an incentive/commitment fee in connection with the transactions. The Company valued these shares at $14,500 and issued these shares in 2020. The 1/21/20 Note is convertible into common stock at a 35% discount to market. The balance of the Note at September 30, 2021 was $31,539, including all penalties and interest and payments through conversions for $76,224. Outstanding principal balance as of September 30, 2021 and December 31, 2020 on the note was $30,458 and $150,553, respectively. During the nine months ended September 30, 2021 Oasis converted 10,012,508 shares to reduce the principal on this note by $120,095.

On March 29, 2021, the Board of Directors of the Corporation deem it in the best interests of the Corporation to enter into the Securities Purchase Agreement dated March 29, 2021 (the “Agreement”) with Power Up Lending Group Ltd. (“PowerUp”), in connection with the issuance of: (i) a promissory note of the Corporation in the aggregate principal amount of $80,000 (including $7,500of Original Issue Discount) (the “Note”), (ii) Three Hundred Seventy Three Thousand Three Hundred Thirty Three (373,333) restricted common shares of the Corporation (“Commitment Shares”) to be delivered to PowerUp in book entry with the Corporation’s transfer agent prior to the Closing Date, (iii) Seventy Hundred Forty Six Thousand Six Hundred Sixty Seven (746,667) restricted common shares of the Corporation (“Security Shares” and together with the Note and the Commitment Shares, collectively, the “Securities”) to be delivered to PowerUp in book entry with the Corporation’s transfer agent prior to the Closing Date; and in connection therewith to enter into an irrevocable letter agreement with VStock Transfer LLC, the Corporation’s transfer agent, with respect to the reserve of shares of common stock of the Corporation to be issued upon any conversion of the Note (only upon default); the issuance of such shares of common stock in connection with a conversion of the Note (the “Letter Agreement”). The proceeds of this note were specifically slated for payment of the settlement of the Knight Capital Merchant Loan for $22,000 and the final payment of the Pearl Capital merchant note for $36,998. The discounted payoffs of these notes saved the company $26,446 plus future interest. Outstanding principal balance as of September 30, 2021 and December 31, 2020 on the note was $26,720 and $-0-, respectively.

On May 25, 2021, the Board of Directors of the Corporation deem it in the best interests of the Corporation to enter into the Securities Purchase Agreement (the “Agreement”) with Power Up Lending Group Ltd. (“PowerUp”), in connection with the issuance of: (i) a promissory note of the Corporation in the aggregate principal amount of $53,625 (including $4,875 of Original Issue Discount) (the “Note”), (ii) the rights to acquire 1,340,625 warrants for common shares of the Corporation to be delivered to PowerUp upon submission to the Company of the exercise price of $.03 per share. These warrants are exercisable for a period of three years after the date of the loan. The balance on this loan at September 30, 2021 was $33,202 after payments.

On July 7, 2021, Absaroka Communications Corporation (“ACC”), a consultant to the Company and an affiliate of the President of the Company, converted 1,000,000 shares of Series B Convertible Preferred Shares (“Series B Preferred”) into 10,000,000 shares of free-trading common shares. The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.

On July 19, 2021, the Company entered into an Equity Purchase Agreement with Oasis Capital, LLC, a Puerto Rico limited liability company (“Investor”) pursuant to which Investor agreed to purchase up to $2,500,000 of the Company’s common stock at a price equal to 80% of the lowest traded price of the common stock during the five trading days immediately preceding the applicable purchase (“Put Shares”). In addition, the Company entered into a Registration Rights Agreement with Investor pursuant to which the Company agreed to register all Put Shares acquired under the Equity Purchase Agreement. The Company agreed to file a new registration statement to register for resale the Put Shares. The Registration Statement must be effective with the SEC before Investor is obligated to purchase any Put Shares. On November 15, 2021, the parties mutually agreed to terminate the Equity Purchase Agreement without any liability to the other as a result thereof.

On August 19, 2021, Absaroka Communications Corporation (“ACC”) , a consultant to the Company and an affiliate of the President of the Company, converted 1,200, 000 shares of Series B Convertible Preferred Shares (“Series B Preferred”) into 12,000,000 shares of free-trading common shares. The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.

On September 25, 2020, the Board of Directors of the Corporation deem it in the best interests of the Corporation to enter into the Securities Purchase Agreement dated September 30, 2021 (the “Agreement”) with Power Up Lending Group, Ltd. (“Power Up”), in connection with the issuance of a convertible note of the Corporation in favor of Power Up Lending, in the aggregate principal amount of $53,750,00 (the “Note”), convertible into shares of common stock, $0.001 par value per share, of the Company (“the “Common Stock”), upon the terms and subject to the limitations and conditions set forth in such Note. This note no longer has a balance.

Note 11 – Convertible debentures -net of discounts

During the year ended December 31, 2020, the Company funded operations with borrowing on new convertible promissory notes. This table presents the positions on the notes as of December 31, 2020.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Balance December 31, 2019	Balance December 31, 2020
Power Up Lending Group Ltd	5-13-19	$96,300	$13,300	8%	$4,300	$0
Power Up Lending Group Ltd	8-14-19	68,000	13,000	8%	68,000	0
Power Up Lending Group Ltd	9-11-19	76,000	13,000	8%	76,000	0
Crown Bridge Tranche 1	8-8-19	50,000	5,000	8%	50,000	0
Oasis Capital	9-1-18	150,000	124,671		274,671	153,817
Totals and balances at 12-31-20		$442,300	$164,471		$472,971	$153,817

The Financial Accounting Standard ASC 815 Accounting for Derivative Instruments and Hedging Activities require that instruments with embedded derivative features be valued at their market values. The Black Scholes model was used to value the derivative liability for the fiscal year ending December 31, 2020 and December 31, 2019. The initial valuation of the derivative liability on the non-converted common shares totaled $0 at December 31, 2020. This value includes the fair value of the shares that may be issued according to the contracts of the holders and valued according to our common share price at the time of acquisition.

The Company issued to Power Up Lending Group, Inc. a $96,300 Convertible Promissory Note dated May 13, 2019 which contains an original issue discount of $10,000 (OID) and expenses of $3,300 [“Note”]. The Note is convertible into Company common stock beginning six months after the date of the Note with a stated discount rate of 19% as set forth in the Note. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount would have been 35%. The net proceeds from this Note were used for working capital. $92,000 of this note was converted in 2019 and 2020. The balance of $4,300 was converted during the year ended December 31, 2020.

The Company issued to Power Up a $68,000 Convertible Promissory Note dated August 14, 2019 [“Note”] which contains an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the date of the Note with an effective discount rate of approximately 19% upon conversion. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount rate would be 35% as set forth in the Note. The net proceeds from the Note, was used for working capital. $68,000 of this note was converted during the year ended December 31, 2020.

The Company issued to Power Up a $76,000 Convertible Promissory Note dated September 11, 2019 [“Note”] which contains an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the date of the Note with an effective discount rate of approximately 19 % upon conversion. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount rate would be 35% as set forth in the Note. The net proceeds from the Note, was used for working capital. $18,550 of this note was fully converted during the year ended December 31, 2020.

On August 8, 2019 the Company issued to Crown Bridge Partners, LLC a Convertible Promissory Note which contained an original issue discount of $15,000 and expenses of $6,000 [“Note”]. ABCO has borrowed the first tranche of $50,000 and paid the expenses of $5,000 of this agreement. The note was divided into 3 tranches with the 1st being executed on August 8, 2019 and the remaining 2 tranches to be issued at the Company’s discretion. The note was convertible into Company common stock beginning six months after the date of the effective date of each tranche with a stated discount rate of 36%. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. At the time of the Buyer’s funding of each tranche under the Note, the Company shall issue to Buyer as a commitment fee, a common stock purchase warrant to purchase an amount of shares of its common stock equal to 150% of the face value of each respective tranche divided by $0.05 (for illustrative purposes, the First Tranche face value is equal to $50,000, which resulted in the issuance of a warrant to purchase 1,500,000 shares of the Company’s common stock) pursuant to the terms provided therein (all warrants issuable hereunder, including now and in the future, shall be referred to, in the aggregate, as the “Warrant”) (all warrants issuable hereunder shall be in the same form as the Warrant issued in connection with the First Tranche). The net proceeds from this Note were used for working capital. A conversion feature is associated with this note and prorated from August 8, 2019 to September 30, 2019 in the amount of $4,314. Management does not intend to exercise the last two options to borrow on this note. $23,540 of this note was converted during the year ended December 31, 2020.

As of February 16, 2019, the Company issued to Power Up, a $55,000.00 of shares of the Series C Preferred Stock agreement (Note) net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note was convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability. The Company redeemed this note for $106,145 before Power up converted it to common stock, so no dilution took place.

As of March 19, 2019, the Company issued to Power Up, a $55,000.00 of shares of the Series C Preferred Stock agreement net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.

As of September 1, 2018, the Company entered into an Equity Purchase Agreement with Oasis Capital, LLC, a Puerto Rico limited liability company (“Investor”) pursuant to which Investor agreed to purchase up to $5,000,000 of the Company’s common stock at a price equal to 85% of the market price at the time of purchase (“Put Shares”). The Company agreed to file a new registration statement to register for resale the Put Shares. The Registration Statement must be effective with the SEC before Investor is obligated to purchase any Put Shares. In addition, the Company [i] issued to Investor a one year $150,000 note which is convertible at a fixed price of $.01 per share as a commitment fee for its purchase of Put Shares and [ii] delivered to Investor a Registration Rights Agreement pursuant to which the Company agreed to register all Put Shares acquired under the Equity Purchase Agreement. During 2020, Investor converted $59,692 of principal of the Note and received 930,165,889 shares of common stock. At December 31, 2020, the Note balance was $211,883. The penalties and interest accruals on this note was $274,671 and was written off to expense in 2019. The liability for this note was not recorded in 2018 because the note had not yet matured.

As of January 21, 2020 (“Effective Date”), the Company issued to Oasis a $208,000 Promissory Note, net of a prorated original issue discount of $16,000 (“1/21/20 Note”). The Company received $34,000 (“First Tranche”) with four additional Tranches through December 31, 2020 totaling $85,000. There were three Tranches for the period of January 1, 2021 to February 19, 2020, totaling $70,000. Each Tranche matures nine months from the effective date of each such payment. The Company issued Warrants with each Tranche totaling [2,100,000] shares. Each Warrant expires five years from the date of issuance and is exercisable at a conversion price of 120% of the closing price on the trading day prior to the funding date of the respective Tranche. The Company also agreed to issue to Oasis 5,000,000 shares of common stock as an incentive/commitment fee in connection with the transactions. The Company valued these shares at $14,500. The 1/21/20 Note is convertible into common stock at a 35% discount to market. The balance of the Note at December 31, 2020, $137,350, including all penalties and interest.

The January 21, 2020 Note was amended on February 18, 2021 to increase the principle to $222,130.62, of which, $13,000.00 went to principal and $1,130.62 as an original issue discount.